Average Annual Total Returns - Class D Shares - Janus Henderson Venture Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 2000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	31.65%	16.46%	14.83%	12.73%	Apr. 30, 1985	29.98%	15.05%	12.89%	10.60%	Apr. 30, 1985	19.85%	12.96%	11.73%	10.25%	Apr. 30, 1985	34.63%	16.36%	13.48%	9.05%	19.96%	13.26%	11.20%	9.98%